Deferred income tax and social contribution presented in the consolidated statement of financial position (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Provisions for credit losses			R$ 44,561,831
Provision for contingencies			10,409,560
Impairment of securities and investments			3,912,172
Other			6,672,640
Total deductible taxes on temporary differences			65,909,706
Income tax and social contribution losses in Brazil and overseas			18,701,919
Subtotal			84,611,625
Adjustment to securities at fair value through OCI			1,935,615
DeferredIncomeTaxAndSocialContributionTotalDeferredTaxAssets	[1]		86,547,240
DeferredIncomeTaxAndSocialContributionDeferredTaxLiabilities	[1]		8,011,814
Adjustment to fair value of securities			353,503
Net deferred tax assets	[1]		78,535,426
Deferred Income Tax And Social Contribution Balance On [Member]
IfrsStatementLineItems [Line Items]
Provisions for credit losses		R$ 51,069,942	44,561,831	R$ 45,750,275
Provision for contingencies		9,458,335	10,409,560	10,423,896
Impairment of securities and investments		2,441,248	3,912,172	3,750,503
Adjustment to fair value of securities		80,520	353,503
Other		6,274,246	6,672,640	6,570,827
Total deductible taxes on temporary differences		69,324,291	65,909,706	67,486,570
Income tax and social contribution losses in Brazil and overseas		19,128,543	18,701,919	18,609,868
Subtotal		88,452,834	84,611,625	86,096,438
Adjustment to securities at fair value through OCI		3,767,052	1,935,615
DeferredIncomeTaxAndSocialContributionTotalDeferredTaxAssets	[1]	92,219,886	86,547,240	86,096,438
DeferredIncomeTaxAndSocialContributionDeferredTaxLiabilities	[1]	8,785,135	8,011,814	10,361,826
Net deferred taxes	[1]	83,434,751	78,535,426
Adjustment to fair value of securities				991,069
Net deferred tax assets	[1]			R$ 75,734,612
Deferred Income Tax And Social Contribution Amount Recorded [Member]
IfrsStatementLineItems [Line Items]
Provisions for credit losses		18,348,528	7,947,879
Provision for contingencies		1,116,999	1,246,310
Impairment of securities and investments		365,604	559,875
Adjustment to fair value of securities		68,299
Other		2,764,139	3,010,355
Total deductible taxes on temporary differences		22,663,569	12,958,525
Income tax and social contribution losses in Brazil and overseas		516,281	400,800
Subtotal		23,179,850	13,359,325
Adjustment to securities at fair value through OCI		2,733,896	1,935,615
DeferredIncomeTaxAndSocialContributionTotalDeferredTaxAssets	[1]	25,913,746	15,294,940
DeferredIncomeTaxAndSocialContributionDeferredTaxLiabilities	[1]	2,308,344	2,369,051
Net deferred taxes	[1]	23,605,402
Adjustment to fair value of securities			194,106
Net deferred tax assets	[1]		12,925,889
Deferred Income Tax And Social Contribution Realized Decrease [Member]
IfrsStatementLineItems [Line Items]
Provisions for credit losses		(11,840,417)	(9,136,323)
Provision for contingencies		(2,068,224)	(1,260,646)
Impairment of securities and investments		(1,836,528)	(398,206)
Adjustment to fair value of securities		(341,282)
Other		(3,162,533)	(2,908,542)
Total deductible taxes on temporary differences		(19,248,984)	(14,535,389)
Income tax and social contribution losses in Brazil and overseas		(89,657)	(308,749)
Subtotal		(19,338,641)	(14,844,138)
Adjustment to securities at fair value through OCI		(902,459)
DeferredIncomeTaxAndSocialContributionTotalDeferredTaxAssets	[1]	(20,241,100)	(14,844,138)
DeferredIncomeTaxAndSocialContributionDeferredTaxLiabilities	[1]	(1,535,023)	(4,719,063)
Net deferred taxes	[1]	R$ (18,706,077)
Adjustment to fair value of securities			(831,672)
Net deferred tax assets	[1]		R$ (10,125,075)

[1]	Deferred income and social contribution tax assets and liabilities are offset in the statement of financial position within each taxable entity, which was a total of R$7,151,843 thousand in 2022 (R$7,803,779 thousand in 2021).